DEBT (Tables)	9 Months Ended
Sep. 30, 2021
Debt Disclosure [Abstract]
SCHEDULE OF LONG TERM DEBT OBLIGATIONS

The Company’s long-term debt obligations consist of the following (in US$ thousands):

	September 30, 2021	December 31, 2020

Secured Term Loan	$258,750	$285,000
Secured Revolving Credit Facility	65,000	65,000
CIB Long-Term Debt	10,000	10,000
Less: unamortized debt issuance costs	(3,181)	(3,886)
Total loans and borrowings	330,569	356,114
Less: current installments of long-term debt (1)	-	(47,500)
Long-term debt, net of unamortized debt issuance costs and excluding current installments	$330,569	$308,614

(1)	As discussed in Note 20, Subsequent Events, during the fourth quarter of 2021, the Company entered into a $860 million term loan and revolving Secured Facilities Agreement. The $860 million consists of a $430 million term loan, a $350 million working capital facility for letters of guarantee and letters of credit, and a $80 million revolving credit facility. No payments are due on the term loan until the first quarter of 2023 and as such, the Company has reflected all maturities at September 30, 2021 as long-term obligations.

SCHEDULE OF SHORT TERM DEBT OBLIGATIONS

The Company’s short-term debt obligations consist of the following (in US$ thousands):

	September 30, 2021	December 31, 2020

CIB Short-Term Debt	$871	$2,125
ABK Short-Term Debt	-	2,252
HSBC Loan Line	36,000	-
Other short-term borrowings from working capital facilities	59,597	37,983
Short-term debt, excluding current installments of long-term debt	$96,468	$42,360

SCHEDULE PRINCIPAL PAYMENTS OF LONG TERM DEBT

Scheduled principal payments of long-term debt for periods subsequent to September 30, 2021 are as follows (in US$ thousands):

2021	$21,250
2022	45,000
2023	110,000
2024	45,000
2025	112,500
Thereafter	-
Total	$333,750